Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss for the year	$ (75,382)	$ (104,666)	$ (19,169)
Adjustments for non-cash items:
Share-based compensation expense	2,637	4,276	9,142
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	(11,305)	(2,711)
Loss on Registered Direct Offering	2,432
Offering costs	662
Change in fair value of warrant liability	(6,868)	(33)	(852)
Commitment fee under Committed Purchase Agreement	839
Gain on dissolution of investment in associate	(27)
Gain from sale of investment in public company	(725)
(Decrease) increase in deferred tax liability	(10,564)	(17,881)	4,394
Share of loss in associate	233	260	62
Fair value of shares issued for services	50	120	120
Depreciation	54	1
Foreign exchange transaction gain		(14)
Changes in operating working capital:
Prepaid expenses and other receivables	(32)	(1,232)	877
Other assets	40	24	(165)
Accounts payable and accrued liabilities	972	1,114	(1,212)
Other	2	84	39
Net cash used in operating activities	(14,297)	(12,073)	(6,764)
Cash flows from investing activities:
Proceeds from sale of investment in public company	2,812
Purchase of convertible note receivable		(614)
Purchase of equipment		(3)
Net cash used in investing activities	2,812	(617)
Cash flows from financing activities:
Proceeds from Registered Direct Offering	5,338
Proceeds from shares issued under ATM and Committed Purchase Agreement	682	2,982
Share issuance costs	(20)	(90)	(1,852)
Repayment of lease liability	(40)
Shares from RSU distribution	8
Repayment of notes payable assumed in Tarus acquisition		(2,000)
Repayment of milestone obligation assumed in Tarus acquisition		(1,009)
Proceeds from shares issued under registered offering			29,093
Proceeds from exercise of stock purchase warrants			105
Net cash (used in) provided by financing activities	5,968	(117)	27,346
(Decrease) increase in cash and cash equivalents during year	(5,517)	(12,807)	20,582
Cash and cash equivalents at beginning of year	10,545	23,352	2,770
Cash and cash equivalents at end of year	5,028	10,545	23,352
Supplemental disclosure of cash flow information:
Cash paid for interest	30		19
Increase in accounts payable for stock issuance costs			25
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Stimunity Convertible Note for Stimunity shares at fair value	429
Right to use asset acquired	87
Lease liability incurred	87
Fair value of shares issued for Tarus		17,200
Fair value of shares issued for non-controlling interest purchase of iOx		9,737
Fair value of deferred purchase price payable - Tarus		8,538
Fair value of deferred obligation - iOx milestone		5,478
Liabilities assumed in Tarus acquisition		3,000
Fair value of shares issued for commitment fees - Committed Purchase		900
Net unrealized loss on investments in Intensity and Stimunity Convertible Note		(5,283)
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants			184
iOx IPR&D [Member]
Adjustments for non-cash items:
Impairment loss	57,890	59,320
Tarus IPR&D [Member]
Adjustments for non-cash items:
Impairment loss	23,615	4,585
Stimunity [Member]
Adjustments for non-cash items:
Impairment loss	1,002	818
Saugatuck [Member]
Adjustments for non-cash items:
Impairment loss	178
Goodwill [member]
Adjustments for non-cash items:
Impairment loss		$ 43,862